Net Income per Common Share and Equity per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Net Income Per Common Share and Equity per Commn Share [Abstract]
Schedule Of Earnings Per Share

	Years ended December 31,
	2013	2012	2011
Average common shares outstanding during the period for basic computation	176,140	174,201	172,727
Effect of dilutive securities:
Employee stock-based compensation	674	717	634
Average common shares outstanding during the period for diluted computation	176,814	174,918	173,361